BASIC AND DILUTED INCOME PER SHARE - Summary of Loss Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Net income for the period attributable to shareholders	$ 6,930	$ 278	$ 14,229	$ 6,873
Weighted-average number of ordinary shares, basic (in shares)	36,724,946	37,082,794	36,906,748	36,757,214
Net income per share attributable to shareholders, basic (in usd per share)	$ 0.19	$ 0.01	$ 0.39	$ 0.19
Weighted-average number of ordinary shares, diluted (in shares)	36,990,785	38,462,183	37,212,252	38,123,560
Net income per share attributable to shareholders, diluted (in usd per share)	$ 0.19	$ 0.01	$ 0.38	$ 0.18